Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2018
Preferred stock [Member]
Number of Shares

The following table shows the number of shares of preferred stock at September 30, 2018 and March 31, 2018.

	At September 30, 2018		At March 31, 2018
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—

Common stock [Member]
Number of Shares

The number of issued shares of common stock and common stock held by the Company at September 30, 2018 and March 31, 2018 was as follows:

	At September 30, 2018	At March 31, 2018
Shares outstanding	1,399,401,420	1,414,443,390
Shares in treasury	3,798,087	3,884,968